Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs $ in Thousands	Dec. 31, 2021 USD ($)
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs [Line Items]
Principal	$ 15,142
Less: unamortized discount and debt issuance costs	(5,152,000)
US$20.0 million 8% note due 2023 ($18.4 million converted in fiscal 2021) [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs [Line Items]
Principal	1,567
Less: unamortized discount and debt issuance costs	(463,000)
US$3.0 million 8% note due 2023 (fully converted in fiscal 2021) [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs [Line Items]
Principal
Less: unamortized discount and debt issuance costs
US$13.58 million 8% note due 2023 [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs [Line Items]
Principal	13,575
Less: unamortized discount and debt issuance costs	$ (4,689,000)